Share-based compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2020 shares $ / shares	Oct. 31, 2019 shares $ / shares	Oct. 31, 2018 shares $ / shares
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	6,973	6,950	7,770
Options outstanding, weighted average exercise price | $ / shares	$ 86.02	$ 79.88	$ 71.40
Options outstanding, weighted average remaining contractual life (in years)	5 years 10 months 24 days
Options exercisable, number | shares	3,314	2,980
Options exercisable, weighted average exercise price | $ / shares	$ 71.77	$ 64.24
$36.89 - $69.17 [member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,112
Options outstanding, weighted average exercise price | $ / shares	$ 55.07
Options outstanding, weighted average remaining contractual life (in years)	2 years 1 month 27 days
Options exercisable, number | shares	1,112
Options exercisable, weighted average exercise price | $ / shares	$ 55.07
$73.14 - $74.39 [member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	880
Options outstanding, weighted average exercise price | $ / shares	$ 74.30
Options outstanding, weighted average remaining contractual life (in years)	4 years 11 months 23 days
Options exercisable, number | shares	880
Options exercisable, weighted average exercise price | $ / shares	$ 74.30
$76.51 - $78.59 [member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	653
Options outstanding, weighted average exercise price | $ / shares	$ 77.85
Options outstanding, weighted average remaining contractual life (in years)	4 years 2 months 8 days
Options exercisable, number | shares	653
Options exercisable, weighted average exercise price | $ / shares	$ 77.85
$90.23 - $96.55 [member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	2,477
Options outstanding, weighted average exercise price | $ / shares	$ 93.01
Options outstanding, weighted average remaining contractual life (in years)	6 years 8 months 4 days
Options exercisable, number | shares	669
Options exercisable, weighted average exercise price | $ / shares	$ 90.23
$102.33 - $104.70 [member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,851
Options outstanding, weighted average exercise price | $ / shares	$ 103.71
Options outstanding, weighted average remaining contractual life (in years)	8 years 2 months 1 day